Income Taxes Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Activity Related To Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of fiscal year	$ 1,425	$ 1,466	$ 1,553
Additions related to current year tax positions	37	28	27
Additions related to prior period tax positions	96	67	101
Reductions related to prior period tax positions	(11)	(25)	(139)
Settlements	(19)	(91)	(56)
Lapse of statute of limitations	(8)	(20)	(20)
Transfer to Mallinckrodt	(82)	0	0
Balance at end of fiscal year	1,438	1,425	1,466
Cash advance paid in connection with proposed settlements	(262)	(262)	(262)
Balance at end of fiscal year, net of cash advance paid	$ 1,176	$ 1,163	$ 1,204